UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act File Number: 811-07445

                           SEI ASSET ALLOCATION TRUST

                                   REGISTRANT
                           SEI Asset Allocation Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734

                               AGENT FOR SERVICE

                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 3/31

            Date of Reporting Period: July 1, 2011 to June 30, 2012


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                            AGGRESSIVE STRATEGY FUND

    The Aggressive Strategy Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                           CONSERVATIVE STRATEGY FUND

   The Conservative Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                           CORE MARKET STRATEGY FUND

    The Core Market Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                            DEFENSIVE STRATEGY FUND

     The Defensive Strategy Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.


                          MARKET GROWTH STRATEGY FUND

   The Market Growth Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                             MODERATE STRATEGY FUND

     The Moderate Strategy Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.


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                      TAX-MANAGED AGGRESSIVE STRATEGY FUND

  The Tax-Managed Aggressive Strategy Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                     CONSERVATIVE STRATEGY ALLOCATION FUND

 The Conservative Strategy Allocation Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                      CORE MARKET STRATEGY ALLOCATION FUND

  The Core Market Strategy Allocation Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                       DEFENSIVE STRATEGY ALLOCATION FUND

   The Defensive Strategy Allocation Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                     MARKET GROWTH STRATEGY ALLOCATION FUND

 The Market Growth Strategy Allocation Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.

                       MODERATE STRATEGY ALLOCATION FUND

The Moderate Strategy Allocation Fund invests exclusively in other mutual funds.
 The Fund does not have voting rights for the securities held by the underlying fund(s).
 No votes have been cast on securities by the Fund during the reporting period.


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                                   SIGNATURES



    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Name of Registrant: SEI Asset Allocation Trust

By:      /s/ Robert A. Nesher

         President

Date:    August 17, 2012